SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 568,549	$ 372,488	$ 1,463,277	$ 914,009
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	499,166	319,411	1,300,336	792,161
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 69,383	$ 53,077	$ 162,941	$ 121,848